Stockholders' Equity (Dividends Paid On Common Stock) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 22, 2014	Mar. 23, 2013
Dividends Payable [Line Items]
Date Paid	Jan. 09, 2014	Dec. 31, 2012
Per-Share Amounts	$ 0.20	$ 0.175
Total	$ 46.0	$ 41.9
Dividends Paid On Common Stock
Dividends Payable [Line Items]
Record Date	Dec. 19, 2013	Dec. 17, 2012